Related Party Disclosures - Outstanding balances with related parties (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Integrated MicroElectronics, Inc.
Related party disclosures
Amounts owed by related parties		€ 209,021
Amounts owed to related parties	€ 3,329,248	174,616
C-Con GmbH
Related party disclosures
Amounts owed to related parties	611,990	290,791
Executive management (Jurgen Eichner)
Related party disclosures
Amounts owed by related parties	€ 46,878	€ 44,146